Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2020
Disclosure of Transactions and outstanding balances for related party [Abstract]
Disclosure Of Transactions And Outstanding Balances For Related Party Explanatory [Text Block]
Note 11
Accounts and transactions with related
parties

Transactions between the Company and its subsidiaries occur in the normal course of operations and have been eliminated during the consolidation process.

The amounts indicated as transactions in the following table relate to trade operations with related parties, which are under similar terms than what a third party would get respect to price and payment conditions. There are no uncollectible estimates decreasing accounts receivable or guarantees provided to related parties.

Conditions of the balances and transactions with related parties:

(1)   Business operations agreed upon Chilean peso with a payment condition usually up to 30 days.

(2)   Business operations agreed upon in foreign currencies and with a payment condition up to 30 days. Balances are presented at the closing exchange rate.

(3)

An agreement of the subsidiary Compañía Pisquera de Chile S.A. with Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. due to differences resulting from the capital contributions made by the latter. It establishes a 3% annual interest over capital, with annual payments to be made in eight instalments of UF 1,124 each. Beginning February 28, 2007 and UF 9,995 bullet payment at the last contribution date. In accordance with the contract,
Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.
renewed the contract for a period of nine years with maturing in the year 2023. Consequently, the UF 9,995 will be paid in nine equal and successive instalments of UF 1,200 each and a final payment of UF 2,050, beginning on February 28, 2015.

(4)

An agreement of the supply of grapes between the subsidiary Compañía Pisquera de Chile S.A. and Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. These contracts stipulate a 3% annual interest on the capital with a term of eight years and annual payments. The last payment was paid on May 30, 2020.

(5)   Business operations agreed upon Chilean pesos of the subsidiary Cervecería Guayacán SpA. with Inversiones Diaguitas # 33 SpA., which will accrue interest corresponding to the nominal TAB rate of 30 days plus spread of 0.78% per year. This operation will mature on December 31, 2021.

(6)

Corresponds to shares of subsidiary Cervecería Szot SpA. from subsidiary Cervecería Kunstmann S.A. sold to Representaciones Chile Beer Kevin Michael Szot E.I.R.L. The total amount of the transaction raised ThCh$ 42,506 for the sale of 15,167 shares. An interest of UF plus 3.79% annually will be applied to the value (base 360 days). The account receivable will be paid by Representaciones Chile Beer Kevin Michael Szot E.I.R.L. to CK in the same proportion of the dividends it will receive from the participation it owns in Cervecería Szot SpA.

The transaction table includes the main transactions made with related parties.

The detail of the accounts receivable and payable from related are detailed as follows:

Accounts receivable from related
parties

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2020	As of December 31, 2019
							ThCh$	ThCh$
6,062,786-K	Andrónico Luksic Craig	Chile	(1)	Chairman of CCU	Sales of products	CLP	1,038	1,334
6,525,286-4	Carlos Mackenna Iñiguez	Chile	(1)	Subsidiary director	Sales of products	CLP	38	-
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(6)	Shareholder of subsidiary	Sale of shares	CLP	535	-
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	12,106	19,475
76,029,109-9	Inversiones Chile Chico Ltda.	Chile	(1)	Related to the controller's shareholder	Services provided	CLP	-	1,928
76,079,669-7	Minera Antucoya	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	350
76,111,872-2	Inversiones Tv Medios Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	22
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Services provided	CLP	238	30,888
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	543	1,437
76,363,269-5	Inversiones Alabama Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	2,046
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	219	2,948
76,455,830-8	DiWatts S.A.	Chile	(1)	Related joint venture shareholder	Sales of products	CLP	713	-
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	10,943	11,845
76,727,040-2	Minera Centinela	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	1,081
77,003,342-K	Origen Patagónico SpA.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	1,383	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services provided	CLP	11,792	22,755
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	393,062	192,227
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Sales of products	CLP	2,053,679	1,277,205
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,554	-
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation	Services provided	CLP	311,962	380,253
78,306,560-6	Inmobiliaria e Inversiones Rio Claro S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	193	-
81,095,400-0	Sonacol S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	455	-
81,148,200-5	Ferrocarril de Antofagasta a Bolivia S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	11,828	5,453
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Advance purchase	CLP	800,000	800,000
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(4)	Shareholder of subsidiary	Sales of products	UF	-	48,353
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(3)	Shareholder of subsidiary	Loan	UF	37,013	33,827
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	5,716	2,898
84,356,800-9	Watts S.A.	Chile	(1)	Related joint venture shareholder	Sales of products	CLP	7,275	-
90,160,000-7	Compañía Sud Americana de Vapores S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,781	2,173
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Services provided	CLP	83	-
91,021,000-9	Invexans S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	32
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's shareholder	Sales of products	CLP	2,327	2,141
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,039	6,841
92,048,000-4	SAAM S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,573	85
93,920,000-2	Antofagasta Minerals S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,984	3,218
94,625,000-7	Inversiones Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	153,688	177,270
96,427,000-7	Inversiones y Rentas S.A.	Chile	(1)	Controller	Services provided	CLP	-	2,708
96,536,010-7	Inversiones Consolidadas Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	773	2,325
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,293	889
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Sales of products	CLP	13,947	936
96,610,780-4	Portuaria Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	466	-
96,645,790-2	Socofin S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,056	1,028
96,657,210-8	Transportes Fluviales Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	927	-
96,689,310-9	Transbank S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	64	-
96,790,240-3	Minera Los Pelambres	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	588
96,810,030-0	Radiodifusión SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	64	-
96,819,020-2	Agrícola El Cerrito S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	22
96,847,140-6	Inmobiliaria Norte Verde S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	32
96,892,490-7	Protección y Seguridad S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	248
96,908,930-0	San Vicente Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,387	-
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services provided	CLP	1,465	9,516
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Services provided	CLP	1,387,990	126,755
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Sales of products	CLP	876	-
96,922,250-7	Agrícola Valle Nuevo S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	32
96,951,040-5	Inversiones Rosario S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	65
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	48,428	9,767
99,506,030-2	Muellaje del Maipo S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,260	-
99,511,240-K	Antofagasta Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,289	-
99,542,980-2	Foods Compañía de Alimentos CCU Ltda.	Chile	(1)	Joint venture	Services provided	CLP	-	17,626
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture	Sales of products	USD	-	77,375
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Services provided	USD	17,977	-
0-E	QSR S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Sales of products	PYG	57	688
Total							5,313,079	3,278,685

Non Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2020	As of December 31, 2019
							ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(6)	Shareholder of subsidiary	Sale of shares	CLP	42,506	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(3)	Shareholder of subsidiary	Loan	UF	90,049	118,122
Total							132,555	118,122

Accounts payable to related parties
Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2020	As of December 31, 2019
							ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(1)	Shareholder of subsidiary	Services received	CLP	263	-
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	120,997	148,288
76,216,511-2	Sugal Chile Ltda.	Chile	(2)	Related to the subsidiary's shareholder	Purchase of products	USD	34,429	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	598	24,910
76,406,313-2	Cervecería Rapa Nui Ltda.	Chile	(1)	Shareholder of subsidiary	Services received	CLP	7,515	-
76,455,830-8	DiWatts S.A.	Chile	(1)	Related joint venture shareholder	Purchase of products	CLP	86,929	161,612
76,460,328-1	Inversiones Diaguitas #33 SpA.	Chile	(5)	Shareholder of subsidiary	Loan	CLP	196,765	188,669
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	3,964	-
77,003,342-K	Origen Patagónico SpA.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	-	9
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	-	480
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Services received	CLP	43,453	72,148
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	801	1,972
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation	Purchase of products	CLP	1,107,795	258,133
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Services received	CLP	-	919
84,356,800-9	Watts S.A.	Chile	(1)	Related joint venture shareholder	Royalty	CLP	13,287	-
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Purchase of products	CLP	51,959	1,898
94,058,000-5	Servicios Aeroportuarios Aerosan S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	1,234	911
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Purchase of products	CLP	251,751	654,756
96,689,310-9	Transbank S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	3,288	273
96,798,520-1	Saam Extraportuarios S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	1,920	807
96,810,030-0	Radiodifusión SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	18,128	14,230
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	444	1,792
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	2,658,239	1,806,688
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Royalty	CLP	832,449	76,420
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Services received	CLP	-	22,230
0-E	Paulaner Brauerei Gruppe GmbH & Co. KGaA	Germany	(2)	Related to the subsidiary's shareholder	Purchase of products	USD	72,913	-
0-E	Ecor Ltda.	Bolivia	(2)	Related to the subsidiary's shareholder	Services received	BOB	11,051	30,565
0-E	Premium Brands S.R.L.	Bolivia	(2)	Related to the subsidiary's shareholder	Purchase of products	BOB	607	-
0-E	Zegla Ltda.	Brasil	(2)	Related to the subsidiary's shareholder	Services received	USD	87,846	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture	Services received	USD	73,030	145,454
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	(2)	Joint venture	Services received	USD	38,270	-
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to the subsidiary's shareholder	Purchase of products	Euros	-	11,893
0-E	Amstel Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	License and technical assistance	Euros	85,588	59,740
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	USD	3,408,971	1,355,062
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	License and technical assistance	Euros	6,115,308	2,100,423
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	USD	91,587	21,004
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	Euros	2,859,390	1,645,953
0-E	Banco BASA S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	5	-
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	-	122
0-E	Hoteles Contemporáneos S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	940	494
0-E	Palermo S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	172	-
0-E	Société des Produits Nestlé S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Royalty	Other currencies	93,707	160,245
0-E	Tetra Pak Global Distribution S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Purchase of products	USD	56,761	-
Total							18,432,354	8,979,434

Most significant transactions and effects on results:

For the year ended December 31, 2020 and 2019 the most significant transactions with related parties are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2020		2019
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L	Chile	Shareholder of subsidiary	Loan payment	10,000	-	-	-
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L	Chile	Shareholder of subsidiary	Loan	10,000	-	-	-
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L	Chile	Shareholder of subsidiary	Sale of shares	42,506	-	-	-
76,079,669-7	Minera Antucoya	Chile	Related to the controller's shareholder	Sales of products	904	641	2,813	1,988
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	1,333,295	(1,333,295)	2,054,644	(2,054,644)
76,178,803-5	Viña Tabalí S.A.	Chile	Related to the controller's shareholder	Services provided	2,400	2,400	69,567	25,771
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	5,964,834	-	14,493,784	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	63,170	-	160,967	-
76,727,040-2	Minera Centinela	Chile	Related to the controller's shareholder	Sales of products	2,691	1,902	9,016	6,372
76,800,322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	1,338,697	-	927,097	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	86,545	(86,545)	135,589	(135,589)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	438,916	339,730	796,617	614,988
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	475,007	(475,007)	544,738	(544,738)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	7,256,373	4,673,700	6,975,121	4,492,551
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	9,978,333	-	10,237,934	-
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	1,500,292	1,500,292	2,289,097	2,289,097
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	177,330	(177,330)	269,996	(269,996)
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	2,499,985	-	3,886,021	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Purchase of products	5,294,100	-	4,496,965	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	1,033,478	-	928,507	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan	37,013	5,767	36,828	4,285
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	6,468	4,270	12,367	8,164
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	7,590,887	-	4,931,641	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	13,829	9,695	19,952	13,932
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	124,888	(124,888)	200,481	(200,481)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	463,728	(463,728)	444,367	(444,367)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	9,796	7,266	38,007	28,630
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	1,078,599	765,828	1,394,919	988,572
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	46,345,861	-	112,614,526	-
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	9,274	9,274	9,176	9,176
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	488,700,000	-	531,200,000	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	483,900,000	73,833	552,594,958	274,958
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	4,818,549	-	5,201,040	-
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	113,971	106,961	86,790	81,906
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	17,783	(17,783)	-	-
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	734	521	1,188	840
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	279,243	(279,243)	187,378	(187,378)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	26,662	-	41,188	-
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services received	194,185	(194,185)	306,153	(306,153)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	14,135,192	-	14,235,437	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	635,969	-	438,258	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	583,211	(583,211)	331,083	(331,083)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	334,106	334,106	253,789	253,789
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	51,067	36,831	71,885	51,102
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	157,275,212	(4,262,234)	75,540,396	2,859
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	121,403	(121,403)	149,209	(149,209)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	426,057,614	-	106,006,335	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	401,541	(401,541)	393,096	(393,096)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	145,533	130,223	246,431	223,733
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	422,665,655	54,456	105,256,049	175,733
99,542,980-2	Foods Compañía de Alimentos CCU Ltda.	Chile	Joint venture	Purchase of products	-	-	5,515	(5,515)
99,542,980-2	Foods Compañía de Alimentos CCU Ltda.	Chile	Joint venture	Capital decrease	-	-	11,200,000	-
99,542,980-2	Foods Compañía de Alimentos CCU Ltda.	Chile	Joint venture	Services provided	27,744	27,744	325,857	325,857
99,542,980-2	Foods Compañía de Alimentos CCU Ltda.	Chile	Joint venture	Consignation sales	-	-	956,516	-
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	140,109	(140,109)	157,818	(157,818)
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	19,287,372	-	-	-
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	Joint venture	Capital contribution	-	-	13,563,816	-
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	26,010	(26,010)	265,594	(265,594)
0-E	Cigar Trading S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,368	958	704	368
0-E	Consignataria de Ganado S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	-	-	239	60
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	14,681	10,277	15,626	9,009
0-E	Fundación Ramón T. Cartes	Paraguay	Related to the subsidiary's shareholder	Sales of products	217	152	3,860	1,005
0-E	Ganadera Las Pampas S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	13,611	9,528	457	135
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	464	325	967	665
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	10,419,088	-	12,449,658	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	12,444,232	(12,444,232)	10,395,266	(10,395,266)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	182,716	(182,716)	116,703	(116,703)
0-E	Banco BASA S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,788	1,252	1,458	797
0-E	Cementos Concepción S.A.E.	Paraguay	Related to the subsidiary's shareholder	Sales of products	4,823	3,376	-	-
0-E	Chajha S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	15,414	10,790	4,284	893
0-E	Club Libertad	Paraguay	Related to the subsidiary's shareholder	Sales of products	14,358	10,050	3,304	1,412
0-E	Ganadera Sofía S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,962	1,374	-	-
0-E	La Misión S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	958	671	774	543
0-E	Palermo S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	4,706	3,294	3,161	1,040
0-E	Prana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,310	917	-	-
0-E	QSR S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	40,417	28,293	93,590	60,787
0-E	Tabacalera del Este S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	14,215	9,950	3,489	2,152
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	671,730	(671,730)	528,805	(528,805)

For the year ended December 31, 2019 and 2018 the most significant transactions with related parties are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2019		2018
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Cargos)/Abonos (Efecto Resultado)
					ThCh$	ThCh$	ThCh$	ThCh$
76,079,669-7	Minera Antucoya	Chile	Related to the controller's shareholder	Sales of products	2,813	1,988	2,045	1,454
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	2,054,644	(2,054,644)	2,641,844	(2,641,844)
76,178,803-5	Viña Tabali S.A.	Chile	Related to the controller's shareholder	Services provided	69,567	25,771	90,214	90,214
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	14,493,784	-	4,522,295	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	160,967	-	159,652	-
76,727,040-2	Minera Centinela	Chile	Related to the controller's shareholder	Sales of products	9,016	6,372	7,246	5,152
76,800,322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	927,097	-	1,107,211	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	135,589	(135,589)	113,507	(113,507)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	796,617	614,988	773,056	589,466
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	544,738	(544,738)	405,845	(405,845)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	6,975,121	4,492,551	5,691,405	3,761,223
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	10,237,934	-	10,555,440	-
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	2,289,097	2,289,097	2,756,584	2,756,584
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	269,996	(269,996)	302,332	(302,332)
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	3,886,021	-	990,073	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Purchase of products	4,496,965	-	5,432,008	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	928,507	-	768,325	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan	36,828	4,285	35,016	3,863
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limari Ltda.	Chile	Shareholder of subsidiary	Sales of products	12,367	8,164	3,731	2,464
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	4,931,641	-	3,922,143	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	19,952	13,932	20,362	14,330
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	200,481	(200,481)	227,106	(227,106)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	444,367	(444,367)	277,482	(277,482)
92,048,000-4	SAAM S.A.	Chile	Related to the controller's shareholder	Services received	-	-	11,453	-
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	38,007	28,630	34,966	27,973
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	1,394,919	988,572	1,434,303	1,020,286
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	112,614,526	-	35,137,554	-
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	9,176	9,176	9,106	9,106
96,571,220-8	BanChile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	531,200,000	-	1,231,060,000	-
96,571,220-8	BanChile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	552,594,958	274,958	1,220,115,263	1,225,263
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	5,201,040	-	3,823,086	-
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	86,790	81,906	35,852	28,656
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	-	-	87,894	(87,894)
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,188	840	1,095	779
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	187,378	(187,378)	167,149	(167,149)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	41,188	-	83,711	-
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services received	306,153	(306,153)	470,325	(470,325)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	14,235,437	-	10,055,050	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	438,258	-	372,088	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	331,083	(331,083)	329,276	(329,276)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	253,789	253,789	258,099	258,099
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	71,885	51,102	38,444	28,125
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	75,540,396	2,859	42,723,097	(753,383)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	149,209	(149,209)	165,325	(165,325)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	106,006,335	-	374,540,529	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	105,256,049	175,733	371,884,715	343,839
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	393,096	(393,096)	368,839	(368,839)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	246,431	223,733	247,781	218,469
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Purchase of products	5,515	(5,515)	24,944	(24,944)
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Capital decrease	11,200,000	-	-	-
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Services provided	325,857	325,857	444,677	444,677
99,542,980-2	Foods Compañía de Alimentos CCU S.A.	Chile	Joint venture	Consignation sales	956,516	-	3,029,169	-
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	Associate (until july 2018)	Sales of products	-	-	194,516	73,916
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	157,818	(157,818)	67,426	(67,426)
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	Joint venture	Capital contribution	13,563,816	-	59,505,559	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	12,449,658	-	11,604,832	-
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	265,594	(265,594)	247,395	(247,395)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	10,395,266	(10,395,266)	9,678,688	(9,678,688)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	116,703	(116,703)	73,733	(73,733)
0-E	Banco BASA S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,458	797	-	-
0-E	Chajha S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	4,284	893	2,003	1,318
0-E	Cigar Trading S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	704	368	671	392
0-E	Club Libertad	Paraguay	Related to the subsidiary's shareholder	Sales of products	3,304	1,412	7,697	4,737
0-E	Consignataria de Ganado S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	239	60	-	-
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	15,626	9,009	12,401	8,101
0-E	Fundación Ñande Paraguay	Paraguay	Related to the subsidiary's shareholder	Sales of products	-	-	1,602	947
0-E	Fundación Ramón T. Cartes	Paraguay	Related to the subsidiary's shareholder	Sales of products	3,860	1,005	217	107
0-E	Ganadera Las Pampas S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	457	135	836	242
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	967	665	5,973	4,154
0-E	La Misión S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	774	543	871	610
0-E	Palermo S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	3,161	1,040	4,069	2,825
0-E	QSR S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	93,590	60,787	32,858	19,080
0-E	Tabacalera del Este S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	3,489	2,152	25,861	16,339
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	528,805	(528,805)	706,629	(706,629)

Remuneration of the Management key employees

The Company is managed by a Board of Directors comprised of 9 members, each of whom is in office for a 3-year term and may be re-elected.

The Board was appointed at the Ordinary Shareholders´ Meeting held on April 17, 2019, being elected Messrs. Andrónico Luksic Craig, Francisco Pérez Mackenna, Pablo Granifo Lavín, Rodrigo Hinzpeter Kirberg, Carlos Molina Solís, José Miguel Barros van Hövell tot Westerflier, Hemmo Parson, Rory Cullinan and Vittorio Corbo Lioi, the latter independent according to article 50 bis of Law Nº18,046. The Chairman and the Vice Chairman, as well as the members of the Audit Committee were appointed at the Board of Directors´ meeting held the same date. According to article 50 bis of Law N° 18,046, in the same Board meeting the independent Director Mr. Vittorio Corbo Lioi appointed the other members of the Directors Committee, which is composed of Directors Messrs. Corbo, Pérez and Molina. Additionally, Messrs. Corbo and Molina were appointed as members of the Audit Committee, both meeting the independence criteria under the Securities Exchange Act of 1934, the Sarbanes-Oxley Act of 2002 and the New York Stock Exchange Rules. The Board of Directors also resolved that Directors Messrs. Pérez and Barros participate in the Audit Committee´s meetings as observers.

At the Board meeting held on May 6, 2020, the Board of Directors was informed of the resignation presented by Mr. Hemmo Parson to the position of Director of the Company, effective May 1, 2020. In the same meeting, and pursuant to article 32 of Law N° 18.046, the Board of Directors appointed Mr. Marc Gross to the vacant position, until the next Ordinary Shareholders Meeting.

The Ordinary Shareholders´ Meeting held on April 15, 2020 resolved to maintain the Directors´ remuneration agreed at the previous Ordinary Shareholders´ Meeting, which consists of a monthly gross compensation for attendance to Board Meetings of UF 100 per Director, and UF 200 for the Chairman, independent  of the number of meetings held within such period, plus an amount equivalent to 3% of the distributed dividends, for the whole Board, at a rate of one-ninth for each Director and in proportion to the time each one served as such during the year 2020. The aforementioned Shareholders´ Meeting also agreed to maintain the remuneration of Directors that are members of the Directors Committee, consisting of a monthly gross fee for attendance to Directors Committee meetings, independent of the number of meetings held during the period, of UF 50, plus the corresponding percentage of the distributed dividends until completing the additional third established in article 50 bis of Law No. 18,046 on Corporations and Circular No. 1,956 of the CMF; and with respect to those Directors who are members of the Audit Committee, and those appointed as observers of the same, a monthly gross fee for attendance to Audit Committee meetings, independent of the number held during the period, of UF 50.

The remunerations of Directors and Chief Executives of the Company are composed as follows:

Directors’ remunerations:

	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Audit's Committee	63,120	47,386	29,185
Directors' Committee	64,837	47,154	35,179
Attendance meetings fee (*)	1,380,976	1,266,892	952,490
Dividend Participation	2,097,276	6,038,934	2,270,840

(*) Includes payments of attendance meetings fee accrued in 2019.

Chief Executives’ remunerations:

	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Directors' Committee	16,655	13,650	16,457
Attendance meetings fee	199,798	190,080	178,913
Dividend Participation	27,773	18,541	22,144

The Chief Executives’ Remuneration as of December 31, 2020 amounted to ThCh$ 6,701,955 (ThCh$ 7,993,975 in 2019 and ThCh$ 7,308,365 in 2018). The Company grants to the Chief Executives annual bonuses, which have an optional, discretional and variable nature, not contractual and assigned according to compliance of individual and corporate goals and based on the financial results of the year.